Document and Entity Information	Jul. 09, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	RIVERPARK FUNDS TRUST
Entity Central Index Key	0001494928
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 09, 2019
Document Effective Date	Jul. 09, 2019
Prospectus Date	Jan. 28, 2019